Consolidated Statement of Stockholders’ Deficit	Ordinary Shares Non-redeemable Class A DMY SQUARED TECHNOLOGY GROUP, INC USD ($) shares	Ordinary Shares Class B DMY SQUARED TECHNOLOGY GROUP, INC USD ($) shares	Ordinary Shares SGD ($) shares	Accumulated Deficit SGD ($)	Additional Paid-In Capital DMY SQUARED TECHNOLOGY GROUP, INC USD ($)	Accumulated Deficit DMY SQUARED TECHNOLOGY GROUP, INC USD ($)	DMY SQUARED TECHNOLOGY GROUP, INC USD ($)	SGD ($)
Balance at Dec. 31, 2023		$ 158				$ (5,079,176)	$ (5,079,018)
Balance (in Shares) at Dec. 31, 2023 | shares		1,579,750
Increase in redemption value of Class A common stock subject to redemption due to extension						(641,667)	(641,667)
Remeasurement for Class A common stock subject to redemption						(306,784)	(306,784)
Net loss						(819,410)	(819,410)
Balance at Dec. 31, 2024		$ 158				(6,847,037)	(6,846,879)
Balance (in Shares) at Dec. 31, 2024 | shares		1,579,750
Increase in redemption value of Class A common stock subject to redemption due to extension						(550,000)	(550,000)
Excise tax payable attributable to redemption of Class A common stock						(421,924)	(421,924)
Conversion of Class B common stock to non-redeemable Class A common stock	$ 42	$ (42)
Conversion of Class B common stock to non-redeemable Class A common stock (in Shares) | shares	416,266	(416,266)
Remeasurement for Class A common stock subject to redemption						(1,325,811)	(1,325,811)
Net loss						(17,822,706)	(17,822,706)
Balance at Dec. 31, 2025	$ 42	$ 116	$ 1	$ (107,851)		(26,967,478)	(26,967,320)	$ (107,850)
Balance (in Shares) at Dec. 31, 2025 | shares	416,266	1,163,484	1
Balance at Aug. 25, 2025
Balance (in Shares) at Aug. 25, 2025 | shares
Issuance of ordinary shares			$ 1					1
Issuance of ordinary shares (in Shares) | shares			1
Net loss				(107,851)				(107,851)
Balance at Dec. 31, 2025	$ 42	$ 116	$ 1	$ (107,851)		$ (26,967,478)	$ (26,967,320)	$ (107,850)
Balance (in Shares) at Dec. 31, 2025 | shares	416,266	1,163,484	1